Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
Proceeds from sale-leaseback transactions	$ 0	$ 265	$ 230
Distribution centers and Corporate Offices | Minimum
Operating Leased Assets [Line Items]
Initial terms of leases	15 years
Distribution centers and Corporate Offices | Maximum
Operating Leased Assets [Line Items]
Initial terms of leases	25 years
Equipment | Minimum
Operating Leased Assets [Line Items]
Initial terms of leases	3 years
Equipment | Maximum
Operating Leased Assets [Line Items]
Initial terms of leases	10 years